Financial Instruments and Fair Value Measurements, Assets Measured at Fair Value on Non-Recurring Basis (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 28, 2024	Sep. 30, 2023
Impairment [Abstract]
Indefinite lived trademarks	$ 0	$ 0
Goodwill	0	0
Definite lived intangible assets	0	0
Property, plant and equipment	15	5
Impairment charges	15	5
Fair Value on Non-Recurring Basis [Member]
Fair Value of Assets [Abstract]
Indefinite lived trademarks	207	207
Goodwill	4,295	4,187
Definite lived intangible assets	1,086	1,206
Property, plant and equipment	3,627	3,577
Total	9,215	9,177
Fair Value on Non-Recurring Basis [Member] | Level 1 [Member]
Fair Value of Assets [Abstract]
Indefinite lived trademarks	0	0
Goodwill	0	0
Definite lived intangible assets	0	0
Property, plant and equipment	0	0
Total	0	0
Fair Value on Non-Recurring Basis [Member] | Level 2 [Member]
Fair Value of Assets [Abstract]
Indefinite lived trademarks	0	0
Goodwill	0	0
Definite lived intangible assets	0	0
Property, plant and equipment	0	0
Total	0	0
Fair Value on Non-Recurring Basis [Member] | Level 3 [Member]
Fair Value of Assets [Abstract]
Indefinite lived trademarks	207	207
Goodwill	4,295	4,187
Definite lived intangible assets	1,086	1,206
Property, plant and equipment	3,627	3,577
Total	$ 9,215	$ 9,177